Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Background and Business Combination

Fold Holdings, Inc. (“Fold,” the “Company,” “we,” “our,” or “us”) is a bitcoin financial services company dedicated to expanding access to bitcoin through a comprehensive suite of consumer financial services. The Company was formed with the purpose of creating a modern financial services platform that allows customers to earn, accumulate, and utilize bitcoin in their everyday life. The Company offers consumers an FDIC insured checking account through Sutton Bank, a prepaid Visa debit card, bill payments, and an extensive catalog of merchant reward offers. The Company also offers various forms of bitcoin buying and selling with low-to-zero fees, instant withdrawals, and insured custody. By integrating bitcoin across traditional financial services, the Company acts as a key point of entry for consumers to engage with and integrate bitcoin into their everyday lives. The Company’s products and services are available in the United States through the Fold mobile app.

The Company was originally incorporated in the state of Delaware as Fold, Inc. on August 20, 2019. On July 24, 2024, Fold, Inc. entered into a definitive agreement (the “Merger Agreement”) with FTAC Emerald Acquisition Corp. (“FTAC Emerald”), a publicly-traded special purpose acquisition company, providing for a proposed business combination (the “Merger”). The registration statement for the Merger was declared effective by the SEC on January 23, 2025, the Merger was approved by FTAC’s shareholders on February 13, 2025, and the business combination was finalized on February 14, 2025. The combined company now operates under the name Fold Holdings, Inc., and its common stock and warrants trade on the Nasdaq under the ticker symbols “FLD” and “FLDDW,” respectively. The Company is a remote-first company and does not designate a physical headquarters.

Liquidity and capital resources

As of March 31, 2025, the Company had cash and cash equivalents of $11.7 million and positive working capital of $13.3 million. The Company has a history of net operating losses, including net operating losses of $9.5 million for the three months ended March 31, 2025. The Company has an accumulated deficit of $150.2 million. Of that amount, $98.0 million relates to fair value adjustments on the Company’s SAFE notes, $16.6 million relates to fair value adjustments on the Company’s digital assets, and $6.5 million relates to fair value adjustments on convertible debt instruments.

As of March 31, 2025, the Company held 1,490 bitcoin in our Investment Treasury, valued at $123.0 million based on the price of bitcoin as of that date. Of that amount, 800 bitcoin, valued at $66.0 million, were restricted from use as operating capital and served as collateral for our convertible notes. Our Investment Treasury is considered a long-term investment and we do not believe we will need to sell or engage in other transactions with respect to any of our Investment Treasury within the next twelve months to meet our working capital requirements, although we may from time to time sell or engage in other transactions with respect to our Investment Treasury as part of treasury management operations.

As of March 31, 2025, we held 89 bitcoin in our Rewards Treasury, valued at $7.4 million, which matched our existing customer rewards liability, which is denominated in bitcoin. The Company anticipates being able to cover the costs for future rewards via future revenues and operational capital on hand.

As of March 31, 2025, the Company had debt principal due of $66.3 million in the form of two convertible notes. The December 2024 Senior Secured Investor note has a principal due of $20.0 million and is convertible into common shares at a conversion price of $11.50 per share. The note is secured by Fold’s assets as collateral, including 300 of Fold’s proprietary bitcoin, and will mature three years after the closing of the Merger. The March 2025 Investor note has a principal balance of $46.3 million and is convertible into common shares at a price of $12.50 per share. The note is secured by Fold’s assets as collateral, including 500 of Fold’s proprietary bitcoin, and will mature five years from the date the note was issued. On the maturity date, the Company shall transfer to the Investor the balance of any bitcoin not previously released to the Company upon conversion of the March 2025 Investor Note to Common Stock, with a maximum potential repayment of 500 bitcoin if no amounts convert to Common Stock during the life of the note. No cash payments by Fold are contemplated under the Note.

Management expects that the Company’s existing cash and cash equivalents, accounts receivable, and digital assets received through March 31, 2025 will be sufficient to enable the Company to fund its anticipated level of operations through one year from the date these financial statements are available to be issued.

There is limited historical financial information about the Company upon which to base an evaluation of its performance. The business is subject to risks inherent in the establishment of an emerging growth enterprise, including limited capital resources, possible delays in product development, and possible cost overruns due to price and cost increases in services. The Company may require additional capital to pursue certain business opportunities or respond to technological advancements, competitive dynamics or technologies, customer demands, challenges, or unforeseen circumstances. Additionally, the Company has incurred significant costs related to the Merger with FTAC Emerald and becoming a public company.

We may continue to pursue additional capital via various capital instruments in the future, however, such funding may not be available on terms acceptable to us or at all. Although management believes that such capital sources will continue to be available, there can be no assurances that financing will be available to the Company when needed, or if available, on terms acceptable to the Company. If the Company is unable to obtain adequate financing on terms that are satisfactory to the Company, when the Company requires it, the Company’s ability to continue to grow or support the business and to respond to business challenges could be significantly limited, which may adversely affect the Company’s business plan.

NOTE 1. ORGANIZATION AND BUSINESS OPERATIONS

FTAC Emerald Acquisition Corp. (now known as Fold Holdings, Inc.) (the “Company”) was a blank check company incorporated in Delaware on February 19, 2021, for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

Business Combination

On February 14, 2025, the Company closed its business combination (the “Business Combination”) with Fold, Inc. (“Fold”) (the “Closing”) pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) dated as of July 24, 2024, by and among the Company, EMLD Merger Sub Inc., a wholly-owned subsidiary of FTAC Emerald Acquisition Corp. (“Merger Sub”), and Fold. Pursuant to the Merger Agreement, Merger Sub merged with and into Fold (the “Merger,” and together with the other transactions contemplated by the Merger Agreement, the “Transactions”), with Fold surviving the merger as a wholly owned subsidiary of the Company.

Business Prior to the Business Combination

All activity through December 31, 2024, relates to the Company’s formation and the initial public offering (“Public Offering”), which is described below, and subsequent to the Public Offering, identifying a target company for a Business Combination and consummating the acquisition of Fold.

The registration statement for the Company’s Public Offering was declared effective on December 15, 2021 (the “Effective Date”). On December 20, 2021, the Company consummated its Public Offering of 22,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “public shares”) at $10.00 per Unit, which is discussed in Note 3, and the sale of 890,000 placement units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to the Sponsor, which is discussed in Note 4 (“Private Placement”).

The underwriter of the Company’s IPO subsequently provided notice of its election to partially exercise its over-allotment option, and the closing of the issuance and sale of the additional Units (the “Over-Allotment Option Units”) occurred on January 14, 2022. A total aggregate issuance by the Company of 2,869,342 Over-Allotment Option Units at a price of $10.00 per Over-Allotment Option Unit resulted in total gross proceeds of $28,693,420 to the Company.

Simultaneously with the issuance and sale of the Over-Allotment Option Units, the Company consummated the private sale of an additional 86,081 Private Placement Units (the “Additional Private Placement Units”) at a price of $10.00 per Additional Private Placement Unit to the Sponsor, generating gross proceeds of $860,810.

Transaction costs related to the Public Offering and over-allotment amounted to $14,181,568, consisting of $4,973,868 of underwriting commissions, $8,704,270 in deferred underwriting fees, and $503,430 of other offering costs.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant balances and transactions have been eliminated in consolidation.

Liquidity and Going Concern

As of December 31, 2024, the Company had $906,043 in cash and a working capital deficit of $8,366,213. Prior to the completion of the Public Offering, the Company’s liquidity needs had been satisfied through a capital contribution from the Sponsor of $25,000 and a loan to the Company of up to $300,000 by the Company’s Sponsor under an unsecured promissory note. The outstanding balance under the promissory note of $105,260 was repaid on

December 27, 2021, and the promissory note was terminated. The Company incurred significant costs in pursuit of its Business Combination. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management addressed this issue with the consummation of the Business Combination on February 14, 2025 and has raised sufficient capital for its operations.

In order to finance transaction costs in connection with its initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company expects to repay such loaned amounts out of the proceeds of the Trust Account released to it. As of December 31, 2024 and 2023, $5,191,767 and $2,025,000 of Working Capital Loans were outstanding, respectively. As a result of the Business Combination, the Working Capital Loans were repaid.

On January 13, 2023, the Sponsor agreed to loan the Company up to $1,500,000 (the “Promissory Note”). The Promissory Note is non-interest bearing and all outstanding amounts under the Promissory Note will be due on the date on which the Company consummates a Business Combination. No portion of the amounts outstanding under the Promissory Note may be converted into units at a price of $10.00 per unit, which would have been permissible as described in the prospectus filed in connection with the Public Offering. On October 16, 2023, the Company and the Lender amended the Promissory Note to increase the aggregate principal amount of the Promissory Note from $1,500,000 to $3,000,000. All other material terms of the Promissory Note remain in full force and effect. As of December 31, 2024 and 2023, there was $3,000,000 and $2,025,000 outstanding under the Promissory Note, respectively. As a result of the Business Combination, the Promissory Note was repaid.

On October 25, 2024, the Company issued a promissory note (the “October Note”) to Frontier SPV, LLC (“Frontier”), an affiliate of the Company’s sponsors. Pursuant to the October Note, Frontier agreed to loan the Company up to an aggregate principal amount of $2,000,000. The October Note is non-interest bearing and all outstanding amounts under the October Note will be due on the date on which the Company consummates a Business Combination. No portion of the amounts outstanding under the October Note may be converted into units or shares. As of December 31, 2024 and 2023, there was $1,218,651 and $0 outstanding under the October Note, respectively. As a result of the Business Combination, the October Note was repaid.

On October 31, 2024, the Company issued a promissory note (the “Tax Note”) to Frontier. Pursuant to the Tax Note, Frontier agreed to loan the Company an aggregate principal amount of $973,116, which was used to satisfy the Company’s excise tax liability. The Tax Note is non-interest bearing and all outstanding amounts under the Tax Note will be due on the date on which the Company consummates a Business Combination. No portion of the amounts outstanding under the Tax Note may be converted into units or shares. As of December 31, 2024 and 2023, there was $973,116 and $0 outstanding under the Tax Note, respectively. As a result of the Business Combination, the Tax Note was repaid.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that the existing cash and cash equivalents, accounts receivable, financings received, and digital assets held which the Company has available following the completion of the Business Combination will enable it to sustain operations for a period of at least one-year from the issuance date of these financial statements. Accordingly, substantial doubt about the Company’s ability to continue as a going concern as disclosed in previously issued financial statements has been alleviated.

Subscription Agreement

On January 3, 2024, the Company entered into a subscription agreement with Polar Multi-Strategy Master Fund (“Polar”), Emerald ESG Sponsor, LLC (“ESG Sponsor”), Emerald ESG Advisors, LLC (“ESG Advisors”) and Emerald ESG Funding, LLC (“ESG Funding” and collectively with ESG Sponsor and ESG Advisors, the “Sponsors”), to cover working capital requirements of the Company and costs related to a possible extension of the Company’s trust liquidation date (the “Subscription Agreement”). Pursuant to the terms and subject to the conditions of the Subscription Agreement, Polar agreed to contribute up to $550,000 to ESG Funding (the “Capital Contribution”). An initial capital call of $350,000 took place within five (5) business days of the signing of the Subscription Agreement, and a second capital call of $200,000 took place on April 2, 2024. As of December 31, 2024 and 2023, $550,000 and $0 was outstanding on the promissory note, gross of the discount, under the subscription agreement, respectively. As a result of the Business Combination, Polar received $550,000 and 550,000 shares of common stock of the Company in full payment of the Company’s obligations under the Subscription Agreement.